Liquidated Damages Payable (Tables)	12 Months Ended
Dec. 31, 2020
Liquidated Damages Payable
Summary of Liquidated Damages

Liquidated Damages payable are summarized as follows:

	As of December 31, 2020
	MDB Common Stock to be Issued (1)	Series H Preferred Stock	12% Convertible Debentures	Series I Preferred Stock	Series J Preferred Stock	Total
Registration Rights Damages	$15,001	$1,163,955	$-	$1,386,000	$1,200,000	$3,764,956
Public Information Failure Damages	-	1,163,955	905,490	1,386,000	1,200,000	4,655,445
Accrued interest	-	481,017	134,466	332,185	200,022	1,147,690
	$15,001	$2,808,927	$1,039,956	$3,104,185	$2,600,022	$9,568,091

	As of December 31, 2019
	MDB Common Stock to be Issued (1)	Series H Preferred Stock	12% Convertible Debentures	Series I Preferred Stock	Series J Preferred Stock	Total
Registration Rights Damages	$15,001	$1,163,955	$-	$1,108,800	$840,000	$3,127,756
Public Information Failure Damages	-	1,163,955	893,190	1,039,500	840,000	3,936,645
Accrued interest	-	481,017	132,888	262,193	140,015	1,016,113
	$15,001	$2,808,927	$1,026,078	$2,410,493	$1,820,015	$8,080,514

(1)	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).